Summary of Significant Accounting Policies - Schedule of balance sheet are reconcile (FY) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balance Sheet are Reconcile [Abstract]
Gross proceeds			$ 189,750,000
Less:
Proceeds allocated to Public Warrants			(4,204,248)
Common stock issuance costs	$ (184,845,836)		(7,701,178)
Plus:
Accretion of redeemable common stock			1,877,984	$ 13,802,926
Contingently redeemable common stock	$ 10,378,935		$ 193,525,484	$ 191,647,500